USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND (BUY)

USCF SUMMERHAVEN SHPEN INDEX FUND (BUYN)

Supplement dated December 18, 2019

to the Statement of Additional Information of

USCF SummerHaven SHPEI Index Fund and

USCF SummerHaven SHPEN Index Fund

dated October 30, 2019

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Jake DeSantis will replace Ashraf R. Rizvi as portfolio manager of BUY and BUYN, effective January 1, 2020.

In addition, the first and second sentences under the section titled “Portfolio Managers” under the heading titled “Management Services” on page 13 of the Statement of Additional Information are hereby removed and replaced with the following:

The persons primarily responsible for the day-to-day management of the Funds are Andrew F Ngim, a Managing Director and Portfolio Manager of USCF; Kevin Sheehan, Executive Director and Portfolio Manager of SummerHaven; and Jake DeSantis, Portfolio Manager of SummerHaven.

The following table provides information about the other accounts for which Messrs. Ngim and Sheehan are primarily responsible.

In addition, the references to Mr. Rizvi in the embedded table under the section titled “Portfolio Managers” under the heading titled “Management Services” on page 14 of the Statement of Additional Information are hereby removed, and the following sentences and table are added in that same section, immediately above the section titled “Material Conflicts of Interest – The Adviser:”

The following table provides information about the other accounts for which Mr. DeSantis is primarily responsible. The reporting information is provided as of September 30, 2019:

Jake DeSantis
Registered Investment Companies
Number of Accounts	3
Total Assets (in millions)	$34
Number of Accounts Subject to a Performance Fee	0
Total Assets Subject to a Performance Fee (in millions)	$0
Other Pooled Investment Vehicles
Number of Accounts	4
Total Assets (in millions)	$713
Number of Accounts Subject to a Performance Fee	2
Total Assets Subject to a Performance Fee (in millions)	$403
Other Accounts
Number of Accounts	0
Total Assets (in millions)	$0
Number of Accounts Subject to Performance	0
Total Assets Subject to a Performance Fee (in millions)	$0

Please retain this supplement for future reference.